Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 2,276	$ 2,224
Tax incentives recoverable	2,363	0
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Net investment in sublease	195	0
Interest receivables	18	0
Other recoverable taxes (Goods and services tax and value-added tax)	202	235
Trade and other receivables	$ 6,998	$ 4,403